Inventories - Summary of inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Inventories [Abstract]
Raw materials and purchased components	$ 971	$ 1,050
Consumable stores	1,560	1,520
Work in progress	1,931	2,467
Finished goods and goods for resale	1,620	1,836
Total inventories	6,082	6,873
Comprising:
Expected to be used within one year	5,860	6,659
Expected to be used after more than one year	$ 222	$ 214